INVESTMENT IN COMPEDICA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Investment In Compedica
Investmen tIn Compedica, beginning	$ 5,018
Initial investment in Compedica		5,050
Loss from equity method investment	(12)	(32)	44
Loss on impairment	(4,804)		(4,800)
Investmen tIn Compedica, ending	$ 202	$ 5,018	$ 202